Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit) [Line Items]
Provision for income taxes	$ 133	$ 11	$ 226	$ 14	$ 323	$ 0
Increase in valuation allowance					63,200	35,100
Net operating losses subject to limitation							$ 27,300
Uncertain tax positions					683	0
Federal
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards					262,700	97,200
Net operating loss carryforwards set to expire					11,000
Net operating loss carryforwards with no expiration					251,700
State
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards					239,900	102,500
Foreign
Income Tax Expense (Benefit) [Line Items]
Net operating loss carryforwards					$ 87,000	$ 26,400